Prepayments and other assets	6 Months Ended
Jun. 30, 2022
Prepayments and Other Assets Disclosure [Abstract]
Prepayments and other assets
15.	Prepayments and other assets

(In thousands)	December 31, 2021	June 30, 2022
Prepayments	3,859	2,901
Deposits	1,389	1,341
Export tax receivable	744	—
VAT recoverable	729	892
Others	814	860
Total of prepayments and other assets	7,535	5,994

(In thousands)	December 31, 2021	June 30, 2022
Current	6,225	5,078
Non-current	1,310	916
Total of prepayments and other assets	7,535	5,994